Capital Management and Solvency - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of capital management and solvency [line items]
Withdrawal of insurance license triggered by breach of Authorized Control Level (ACL), percentage		100.00%
Percentage of higher capital requirement in SCR		50.00%
Capital requirements on a solo-level, Solvency II ratio		100.00%
Proportions Group Solvency Two Ratio		188.00%	193.00%
Cash capital maintained		€ 1,700	€ 2,400
Gross Financial Leverage		5,201	5,064
Negative Impact Recognized In Share Buy Back		150	€ 200
Redemption Of Subordinate Notes		€ 700
Increase Decrease In Solvency Ratio		0.05
Offset of cash flows by the increase decrease in buy back		€ 800
Treasury shares		€ 1,400
United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio	[1]	443.00%	432.00%
United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio	[1]	186.00%	187.00%
Statutory Capital Reserve For Solvency Two Units [Member]
Disclosure of capital management and solvency [line items]
Percentage of higher capital requirement in SCR		120.00%
Operating level capital percentage		400.00%
RBC Cal [Member]
Disclosure of capital management and solvency [line items]
Operating level capital percentage		150.00%
Top of range [member]
Disclosure of capital management and solvency [line items]
Cash capital maintained		€ 1,500
Gross Financial Leverage		5,200
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Gross Financial Leverage		€ 500
Bottom of range [member] | United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio		400.00%
Bottom of range [member] | United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio		150.00%

[1]	The capital ratios are estimates and are not final until filed with the respective supervisory authority.